Fair Value Measurement - Summary of Investments (Details) - Asset-backed Securities - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Marketable Securities [Line Items]
Cost	$ 162	$ 162	$ 162
Gross Unrealized Gains	64	62	17
Fair Value	$ 226	$ 224	$ 179